Transactions with Related Parties - Summary of Transactions with Related Parties (Details) - GungHo Online Entertainment, Inc - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Revenue	₩ 36,647	₩ 21,833	₩ 27,484
Purchases	₩ 55	₩ 211	₩ 60